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                              Janus Adviser Series
                         Janus Adviser Money Market Fund


                        Supplement dated October 16, 2008
                       to Currently Effective Prospectuses

The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund ("ESF"), has established a Temporary Guarantee Program for money market mutual funds (the "Program"). The Board of Trustees of the Janus Funds has approved the participation of each Janus money market fund, including Janus Adviser Money Market Fund, in the Program.

Subject to the terms of the Program and the availability of money available to the ESF for that purpose, the Treasury Department will guarantee the share price of participating money market funds that seek to maintain a stable net asset value of $1.00 per share, subject to certain conditions described below. There is a cost to the Fund for participating in the Program.

The Program will make payments only if and when the Fund's market-based net asset value per share declines below $0.995 (a "Guarantee Event"). The Program includes various conditions and limitations, including the following:

     - The Program protects only shareholders of record as of September 19, 2008.
     - For each shareholder, the Program guarantees the lesser of (i) the amount held in the Fund as of the close of business on September 19, 2008 or
       (ii) the number of shares held in the Fund on the date of the Guarantee Event.
     - The Fund must be in liquidation to trigger payments to shareholders from the Program.
     - The Program will be funded with the assets available to the ESF.

The Treasury Department has stated that the ESF has approximately $50 billion of assets available to it, and the Secretary of the Treasury Department (the "Secretary") reserves the right to use the assets of the ESF for purposes other than the Program.

In the event that a Fund "breaks the buck" (i.e., the Fund has a Guarantee Event), a guarantee payment will generally be made to shareholders through such Fund within approximately 30 days, subject to possible extensions at the discretion of the Treasury.

The initial term of the Program expires on December 18, 2008. The Secretary has the option to extend the program after that date, but only up to the close of business on September 18, 2009. The Program will terminate at the end of the initial three-month period, unless the Secretary extends it. If the Program is extended, in order to maintain coverage, a Fund would have to renew its

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participation in the Program after each extension and pay an additional fee. If a Fund does not elect to continue to participate, or becomes ineligible to participate in the Program, the share price of the Fund will no longer be guaranteed at $1.00 per share by the Treasury Department.

The cost to a Fund of participating in the Program is borne by all shareholders of the Fund, including subsequent shareholders who are not protected by the Program. That cost may reduce the yield on the Fund. The upfront cost of participating in the Program for the initial three-month coverage period was 0.01% of the net assets of the Fund as of September 18, 2008 and is not reflected in the fee table of the Fund's current prospectus.

The Treasury Department contemplates that the Program will operate in conjunction with other shareholder protections provided in the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder.

                Please retain this Supplement with your records.

                              Janus Adviser Series
                    Janus Institutional Cash Management Fund

                        Supplement dated October 16, 2008
                       to Currently Effective Prospectuses

The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund ("ESF"), has established a Temporary Guarantee Program for money market mutual funds (the "Program"). The Board of Trustees of the Janus Funds has approved the participation of each Janus money market fund, including Janus Institutional Cash Management Fund, in the Program.

Subject to the terms of the Program and the availability of money available to the ESF for that purpose, the Treasury Department will guarantee the share price of participating money market funds that seek to maintain a stable net asset value of $1.00 per share, subject to certain conditions described below. There is a cost to the Fund for participating in the Program.

The Program will make payments only if and when the Fund's market-based net asset value per share declines below $0.995 (a "Guarantee Event"). The Program includes various conditions and limitations, including the following:

     - The Program protects only shareholders of record as of September 19, 2008.
     - For each shareholder, the Program guarantees the lesser of (i) the amount held in the Fund as of the close of business on September 19, 2008 or
       (ii) the number of shares held in the Fund on the date of the Guarantee Event.
     - The Fund must be in liquidation to trigger payments to shareholders from the Program.
     - The Program will be funded with the assets available to the ESF.

The Treasury Department has stated that the ESF has approximately $50 billion of assets available to it, and the Secretary of the Treasury Department (the "Secretary") reserves the right to use the assets of the ESF for purposes other than the Program.

In the event that a Fund "breaks the buck" (i.e., the Fund has a Guarantee Event), a guarantee payment will generally be made to shareholders through such Fund within approximately 30 days, subject to possible extensions at the discretion of the Treasury.

The initial term of the Program expires on December 18, 2008. The Secretary has the option to extend the program after that date, but only up to the close of business on September 18, 2009. The Program will terminate at the end of the initial three-month period, unless the Secretary extends it. If the Program is extended, in order to maintain coverage, a Fund would have to renew its participation in the Program after each extension and pay an additional fee. If a Fund does not elect to continue to participate, or becomes ineligible to participate in the Program, the share price of the Fund will no longer be guaranteed at $1.00 per share by the Treasury Department.

The cost to a Fund of participating in the Program is borne by all shareholders of the Fund, including subsequent shareholders who are not protected by the Program. That cost may reduce the yield on the Fund. The upfront cost of participating in the Program for the initial three-month coverage period was 0.01% of the net assets of the Fund as of September 18, 2008 and is not reflected in the fee table of the Fund's current prospectus.

The Treasury Department contemplates that the Program will operate in conjunction with other shareholder protections provided in the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder.

                Please retain this Supplement with your records.

                              Janus Adviser Series
                      Janus Institutional Money Market Fund
                Janus Institutional Government Money Market Fund

                        Supplement dated October 16, 2008
                       to Currently Effective Prospectuses

The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund ("ESF"), has established a Temporary Guarantee Program for money market mutual funds (the "Program"). The Board of Trustees of the Janus Funds has approved the participation of each Janus money market fund, including Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, in the Program.

Subject to the terms of the Program and the availability of money available to the ESF for that purpose, the Treasury Department will guarantee the share price of participating money market funds that seek to maintain a stable net asset value of $1.00 per share, subject to certain conditions described below. There is a cost to the Funds for participating in the Program.

The Program will make payments only if and when a Fund's market-based net asset value per share declines below $0.995 (a "Guarantee Event"). The Program includes various conditions and limitations, including the following:

     - The Program protects only shareholders of record as of September 19, 2008.
     - For each shareholder, the Program guarantees the lesser of (i) the amount held in a Fund as of the close of business on September 19, 2008 or (ii) the number of shares held in a Fund on the date of the Guarantee Event.
     - A Fund must be in liquidation to trigger payments to shareholders from the Program.
     - The Program will be funded with the assets available to the ESF.

The Treasury Department has stated that the ESF has approximately $50 billion of assets available to it, and the Secretary of the Treasury Department (the "Secretary") reserves the right to use the assets of the ESF for purposes other than the Program.

In the event that a Fund "breaks the buck" (i.e., the Fund has a Guarantee Event), a guarantee payment will generally be made to shareholders through such Fund within approximately 30 days, subject to possible extensions at the discretion of the Treasury.

The initial term of the Program expires on December 18, 2008. The Secretary has the option to extend the program after that date, but only up to the close of business on September 18, 2009. The Program will terminate at the end of the initial three-month period, unless the Secretary extends it. If the Program is extended, in order to maintain coverage, a Fund would have to renew its participation in the Program after each extension and pay an additional fee. If a Fund does not elect to continue to participate, or becomes ineligible to participate in the Program, the share price of the Fund will no longer be guaranteed at $1.00 per share by the Treasury Department.

The cost to a Fund of participating in the Program is borne by all shareholders of the Fund, including subsequent shareholders who are not protected by the Program. That cost may reduce the yield on the Fund. The upfront cost of participating in the Program for the initial three-month coverage period was 0.01% of the net assets of the Fund as of September 18, 2008 and is not reflected in the fee table of the Funds' current prospectus.

The Treasury Department contemplates that the Program will operate in conjunction with other shareholder protections provided in the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder. Those rules include the ability of a Fund to delay redemptions and make redemptions in-kind. As a result, Janus Institutional Money Market Fund is reinstating its ability to delay redemptions and make redemptions in-kind as permitted under the 1940 Act. These policies already exist for Janus Institutional Government Money Market Fund.

Effective immediately, the following is added as the last paragraph under "REDEMPTIONS" found in the SHAREHOLDER'S GUIDE section of the Prospectus:

     The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, beyond seven calendars days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

In addition, the following replaces in its entirety the corresponding information found in the SHAREHOLDER'S GUIDE section of the Prospectus under "REDEMPTIONS":

     REDEMPTIONS IN-KIND

     Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, as part of liquidating a Fund, or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

                Please retain this Supplement with your records.

                              Janus Adviser Series
                         Janus Adviser Money Market Fund

                        Supplement dated October 16, 2008
           to Currently Effective Statement of Additional Information

The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund, has established a Temporary Guarantee Program for money market mutual funds (the "Program"). The Board of Trustees of the Janus Funds has approved the participation of each Janus money market fund, including Janus Adviser Money Market Fund, in the Program. For additional details, please see the Fund's prospectus as may be supplemented.

The Treasury Department contemplates that the Program will operate in conjunction with other shareholder protections provided in the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder.

                Please retain this Supplement with your records.

                              Janus Adviser Series
                    Janus Institutional Cash Management Fund

                        Supplement dated October 16, 2008
           to Currently Effective Statements of Additional Information

The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund, has established a Temporary Guarantee Program for money market mutual funds (the "Program"). The Board of Trustees of the Janus Funds has approved the participation of each Janus money market fund, including Janus Institutional Cash Management Fund, in the Program. For additional details, please see the Fund's prospectus as may be supplemented.

The Treasury Department contemplates that the Program will operate in conjunction with other shareholder protections provided in the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder.

                Please retain this Supplement with your records.

                              Janus Adviser Series
                      Janus Institutional Money Market Fund
                Janus Institutional Government Money Market Fund

                        Supplement dated October 16, 2008
           to Currently Effective Statements of Additional Information

The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund, has established a Temporary Guarantee Program for money market mutual funds (the "Program"). The Board of Trustees of the Janus Funds has approved the participation of each Janus money market fund, including Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, in the Program. For additional details, please see the Funds' prospectus as may be supplemented.

The Treasury Department contemplates that the Program will operate in conjunction with other shareholder protections provided in the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder. Those rules include the ability of a Fund to delay redemptions and make redemptions in-kind. As a result, Janus Institutional Money Market Fund is reinstating its ability to delay redemptions and make redemptions in-kind as permitted with the 1940 Act. These policies already exist for Janus Institutional Government Money Market Fund.

Effective immediately, the following replaces, in their entirety, the second through fourth paragraphs under "REDEMPTION OF SHARES" in the Statement of Additional Information:

     Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its Shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem Shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If Shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Purchase of Shares --

     Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

     The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, beyond seven calendars days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

                Please retain this Supplement with your records.